RELATED PARTIES TRANSACTIONS	6 Months Ended
Jun. 30, 2021
RELATED PARTIES TRANSACTIONS
NOTE 8. RELATED PARTIES TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed. Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below. All related party transactions were in the ordinary course of business and were measured at their exchange amounts.

a)	Compensation of Key Management Personnel

i)	The Company incurred management fees for services provided by key management personnel for the three and six months ended June 30, 2021 and 2020, as described below.

	Three Months ended June 30, 2021	Three Months ended June 30, 2020	Six Months ended June 30, 2021	Six Months ended June 30, 2020
	$	$	$	$

Management Fees	37,835	41,046	88,567	105,566

ii)

During the six months ended June 30, 2021, the Company incurred consulting fees for services provided by a former director of the Company in the amount of $Nil (six months ended June 30, 2020 - $1,831).